Note 24 - Share-based Payments - Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Options outstanding at January 1st	131,244,000	121,770,000	126,149,000
Options issued during the period	20,435,000	24,806,000	16,568,000
Options exercised during the period	(13,548,000)	(11,613,000)	(19,975,000)
Options forfeited during the period	(2,910,000)	(3,719,000)	(972,000)
Options outstanding at ended year	135,221,000	131,244,000	121,770,000